Reporting Segment and Geographic Information - Schedule of Significant Expenses (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Significant and other segment expenses:
Financial expenses (income), net		$ 41,439	$ (315)
Tax on income		218	164
Other Operating Segment [Member]
Significant and other segment expenses:
Salaries and related benefits, including SBC, net		14,520	11,596
Clinical trials, subcontractors and materials, net		6,750	3,431
Professional, legal and marketing expenses		2,559	1,678
Other segment items	[1]	3,266	2,251
Financial expenses (income), net		41,439	(315)
Tax on income		218	164
Segment net loss		$ 68,752	$ 18,805

[1]	Other segment items included in segment net loss primarily includes rent and related, depreciation and travel expenses.